CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 254,527	$ 575,986		$ 40,469
Accounts receivable, net	272,264	35,532
Due from factor, net	1,094,309	210,033
Inventory	2,327,542	1,163,279		1,061,969
Prepaid expenses and other current assets	1,525,818	23,826		63,516
Total current assets	5,474,460	2,008,656		1,165,954
Deferred offering costs	367,696	214,647
Property, equipment and software, net	97,862	62,313		72,593
Goodwill	17,771,031	6,479,218
Intangible assets, net	16,779,126	7,494,667
Deposits	174,109	92,668		43,510
Total assets	40,664,284	16,352,169		1,282,057
Current liabilities:
Accounts payable	6,855,352	5,668,703		1,597,770
Accrued expenses and other liabilities	1,853,954	1,245,646		1,121,317
Deferred revenue	193,023	1,667		15,231
Due to related parties	232,635	441,453		263,427
Contingent consideration liability	10,527,910
Convertible notes, current	100,000	700,000
Accrued interest payable	855,729	737,039		129,982
Note payable - related party	299,489	137,856		115,000
Venture debt, current	300,000	5,854,326		4,382,549
Loan payable, current	1,796,000	992,000
Promissory note payable, current	655,000	4,500,000
Total current liabilities	23,669,092	20,278,690		7,625,276
Convertible note payable, net	2,793,385	1,215,815		799,280
Loan payable	1,677,213	709,044
Promissory note payable	2,845,000
Venture debt, net of discount	5,701,755
Derivative liability	2,486,843
Warrant liability	28,195	6,265		7,700
Total liabilities	39,201,483	22,209,814		8,432,256
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, $0.0001 par, 200,000,000 and 110,000,000 shares authorized, 12,627,488 and 664,167 shares issued and outstanding as of both September 30, 2021 and December 31, 2020, respectively	1,263	66	[1]	66	[1]
Additional paid-in capital	57,467,015	27,481,995		15,486,050
Accumulated deficit	(56,005,477)	(33,345,997)		(22,617,702)
Total stockholders' equity (deficit)	1,462,801	(5,857,645)		(7,150,199)
Total liabilities and stockholders' equity (deficit)	$ 40,664,284	16,352,169		1,282,057
Series Seed Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock		2,071		2,071
Series A convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock		565		565
Series A-2 convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock		593		593
Series A-3 convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock		904		823
Series CF convertible preferred stock
Stockholders' equity (deficit):
Convertible preferred stock		83		$ 12
Series B Convertible Preferred Stock
Stockholders' equity (deficit):
Convertible preferred stock		$ 2,075

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)